PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Aerospace & Defense 1.7%
Boeing Co. (The)*	483,273	$87,960,518
General Electric Co.	363,642	57,808,169
		145,768,687
Automobiles 1.9%
Tesla, Inc.*	838,860	165,993,617
Banks 0.4%
NU Holdings Ltd. (Brazil) (Class A Stock)*	2,712,939	34,969,784
Biotechnology 1.6%
Vertex Pharmaceuticals, Inc.*	292,461	137,082,320
Broadline Retail 9.5%
Amazon.com, Inc.*	3,595,031	694,739,741
MercadoLibre, Inc. (Brazil)*	79,619	130,845,864
		825,585,605
Capital Markets 1.9%
Goldman Sachs Group, Inc. (The)	180,884	81,817,451
Moody’s Corp.	208,346	87,699,082
		169,516,533
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	203,210	172,726,468
Electrical Equipment 1.0%
Eaton Corp. PLC	264,638	82,977,245
Electronic Equipment, Instruments & Components 0.5%
Keysight Technologies, Inc.*	336,553	46,023,623
Entertainment 4.6%
Netflix, Inc.*	429,289	289,718,560
Walt Disney Co. (The)	1,122,617	111,464,642
		401,183,202

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services 4.7%
Mastercard, Inc. (Class A Stock)	459,229	$202,593,465
Visa, Inc. (Class A Stock)	797,691	209,369,957
		411,963,422
Ground Transportation 1.3%
Uber Technologies, Inc.*	1,550,580	112,696,154
Health Care Equipment & Supplies 1.4%
Intuitive Surgical, Inc.*	269,349	119,819,903
Hotels, Restaurants & Leisure 3.4%
Airbnb, Inc. (Class A Stock)*	868,352	131,668,214
Chipotle Mexican Grill, Inc.*	1,130,594	70,831,714
Hilton Worldwide Holdings, Inc.	204,620	44,648,084
Marriott International, Inc. (Class A Stock)	200,779	48,542,339
		295,690,351
Insurance 0.7%
Progressive Corp. (The)	288,673	59,960,269
Interactive Media & Services 9.1%
Alphabet, Inc. (Class A Stock)	964,530	175,689,139
Alphabet, Inc. (Class C Stock)	954,403	175,056,598
Meta Platforms, Inc. (Class A Stock)	876,435	441,916,056
		792,661,793
IT Services 1.1%
MongoDB, Inc.*	189,863	47,458,156
Snowflake, Inc. (Class A Stock)*	335,604	45,336,744
		92,794,900
Media 1.2%
Trade Desk, Inc. (The) (Class A Stock)*	1,066,754	104,189,863
Personal Care Products 0.7%
L’Oreal SA (France)	147,429	64,893,167
Pharmaceuticals 7.9%
AstraZeneca PLC (United Kingdom), ADR	1,238,292	96,574,393

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	424,539	$384,369,120
Novo Nordisk A/S (Denmark), ADR	1,471,468	210,037,342
		690,980,855
Semiconductors & Semiconductor Equipment 18.8%
Advanced Micro Devices, Inc.*	1,132,328	183,674,925
Analog Devices, Inc.	384,764	87,826,231
ASML Holding NV (Netherlands)	133,397	136,429,114
Broadcom, Inc.	254,565	408,711,744
NVIDIA Corp.	6,693,077	826,862,732
		1,643,504,746
Software 15.4%
Adobe, Inc.*	149,681	83,153,783
Cadence Design Systems, Inc.*	417,148	128,377,297
Crowdstrike Holdings, Inc. (Class A Stock)*	252,958	96,930,976
Datadog, Inc. (Class A Stock)*	549,207	71,226,656
HubSpot, Inc.*	73,274	43,216,272
Microsoft Corp.	1,535,931	686,484,360
Palo Alto Networks, Inc.*	138,048	46,799,653
Salesforce, Inc.	194,958	50,123,702
ServiceNow, Inc.*	178,037	140,056,367
		1,346,369,066
Specialty Retail 2.7%
Home Depot, Inc. (The)	174,257	59,986,230
O’Reilly Automotive, Inc.*	89,027	94,017,853
TJX Cos., Inc. (The)	759,938	83,669,174
		237,673,257
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	2,159,389	454,810,511
Textiles, Apparel & Luxury Goods 0.5%
LVMH Moet Hennessy Louis Vuitton SE (France)	57,467	44,122,650

Total Long-Term Investments (cost $3,725,251,973)		8,653,957,991

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.559%) (cost $128,658,810)(wb)	128,658,810	$128,658,810

TOTAL INVESTMENTS 100.7% (cost $3,853,910,783)		8,782,616,801
Liabilities in excess of other assets (0.7)%		(58,882,650)

Net Assets 100.0%		$8,723,734,151

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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